Borrowings from Financial Institutions (Details) - Schedule of borrowings from financial institutions - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of borrowings from financial institutions [Abstract]
Current portion of long-term borrowings	$ 1,700,473	$ 494,994
Long-term borrowings	986,584	993,869
Borrowings from financial institutions	$ 2,687,057	$ 1,488,863